CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)					1 Months Ended				12 Months Ended
	Jan. 12, 2016 USD ($)	Jan. 12, 2016 BRL (R$)	Jul. 13, 2015 USD ($)	Mar. 05, 2012 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Loss Contingencies [Line Items]
Amount of compensation to plaintiff				$ 9,300
ILS [Member]
Loss Contingencies [Line Items]
Amount of compensation to plaintiff				$ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment	$ 686,000
Aggregate tax assessment									$ 3,130,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									1,020,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									714,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									712,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$		R$ 3,564,031
Aggregate tax assessment | R$										R$ 16,280,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$										5,310,332
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$										3,708,869
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$										3,701,330
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed			$ 93,000,000
Unfavorable Regulatory Action [Member] | ILS [Member]
Loss Contingencies [Line Items]
Total amount claimed			$ 300,000,000
Unfavorable Regulatory Action FUNTELL Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment							$ 281,000
Aggregate tax assessment									930,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									191,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment					$ 265,000				$ 188,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$								R$ 1,460,827
Aggregate tax assessment | R$										4,800,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$										991,613
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$						R$ 1,377,564				R$ 977,453